Retirement Benefit Plans - Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
Present value of funded defined benefit obligations	$ 35,502		$ 39,536
Fair value of plan assets	(36,605)		(39,494)
Funded status - deficit (surplus)	(1,103)		42
Net defined benefit liabilities	2,288	$ 82	3,415
Net defined benefit assets	(3,391)	$ (122)	(3,373)
Defined benefit obligation	$ (1,103)		$ 42	$ 1,377	$ 2,370